Leases - Schedule of Maturities of lease liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
2024	$ 118	$ 233
2025	240	240
2026	247	247
Total future minimum lease payments	605	720
Less: Imputed interest	(32)	(46)
Total lease liabilities	573	674	$ 637
RENEO PHARMACEUTICALS INC [Member]
2024 (remaining six months)	195
2024	371	381
2025	285	367
2026		285
Total future minimum lease payments	851	1,033
Less: Imputed interest	(28)	(60)
Total lease liabilities	$ 823	$ 973